Condensed Balance Sheets (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Current assets:
Cash	$ 34,010	$ 13,862		$ 12,162		$ 49,537				$ 15,523	$ 7,832
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Investment in subsidiary	2,168	2,972				3,507
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Current liabilities:
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
Stockholder's (deficit)/equity:
Common stock-$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011	211	211				211
Additional paid-in capital	29,452					11,091
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Accumulated other comprehensive income	587	1,466				1,923
Receivable from stockholder		4,875				2,451
Total stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Total liabilities and stockholder's (deficit)/equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Parent [Member]
Current assets:
Cash
Total current assets
Investment in subsidiary						85,020
Total assets						85,020
Current liabilities:
Accounts payable
Total current liabilities
Payable to subsidiary		8,829				5,528
Obligations and advances in excess of investment in subsidiary		42,522
Total liabilities	23,647	51,351				5,528
Stockholder's (deficit)/equity:
Common stock-$.01 par value; 80,000,000 shares authorized; 21,110,000 shares issued and outstanding at December 31, 2012 and 2011		211				211
Additional paid-in capital						11,091
(Accumulated deficit)/Retained earnings		(48,153)				68,718
Accumulated other comprehensive income		1,466				1,923
Receivable from stockholder		(4,875)				(2,451)
Total stockholder's (deficit)/equity	(23,647)	(51,351)				79,492
Total liabilities and stockholder's (deficit)/equity						$ 85,020